UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 9/30/18

Item 1.	Reports to Stockholders.

Semiannual Report and Shareholder Letter September 30, 2018

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

The six months ended September 30, 2018, benefited from mostly upbeat economic data as the U.S. job market continued to strengthen and the unemployment rate declined. Accordingly, the U.S. Federal Reserve (Fed), under new chairman Jerome Powell, increased its federal funds rate by 0.25% at its June and September 2018 meetings, bringing the rate from 1.75% at the start of the period to 2.25% by period-end. In its September meeting, the Fed cited growing business investment and household spending as further evidence of strong economic growth. The Fed also stated that inflation remained near 2.00% and that longer-term inflation expectations had changed little.

During the six-month period, the municipal bond market posted modest performance similar to other U.S. fixed income classes, with generally higher returns for longer-term and lower-rated municipal bonds. Factors contributing to this positive investment environment for municipals included relatively low inflation, increased employment, the strength of the U.S. economy and international political concerns. Against the backdrop of rising interest rates and increasing market volatility, municipal bonds performed relatively well compared to other fixed income sectors, as supply and demand patterns remained favorable overall.

Franklin California Tax-Free Income Fund’s semiannual report includes more detail about municipal bond market conditions and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds can provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. We appreciate your confidence in us and encourage you to contact us when

Not FDIC Insured | May Lose Value | No Bank Guarantee

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you have questions about your Franklin Templeton tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin California Tax-Free Income Fund

Sheila Amoroso

Rafael R. Costas Jr.

Senior Vice Presidents and Co-Directors

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of September 30, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin California Tax-Free Income Fund

This semiannual report for Franklin California Tax-Free Income Fund covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and California personal income taxes (for California residents) as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $7.27 on September 10, 2018, to $7.24 on September 30, 2018. The Fund’s Class A shares paid dividends totaling 0.00 cents per share in September. For other performance data, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Municipal Bond Market Overview

The municipal bond market outperformed the U.S. Treasury and corporate bond markets but underperformed U.S. equity markets during the six-month period ended September 30, 2018. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, generated a +0.72% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, had a -0.49% total return and investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, had a -0.02% return.2 U.S. stocks, as represented by the Standard & Poor’s® 500 Index, outperformed the fixed income markets with a +11.41% total return for the reporting period.2

Credit Quality Composition*

9/30/18

Ratings	% of Total Investments

AAA	10.62%

AA	45.66%

A	32.55%

BBB	2.27%

Below Investment Grade	0.89%

Refunded	6.93%

Not Rated	1.08%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Following a volatile March, U.S. stocks posted positive monthly total returns in each of the six months of the reporting period.

Investors continued to favor risky assets through most of the period. Municipal bonds with longer maturities generally performed better than bonds with shorter maturities, and high yield tax-exempt bonds outperformed their investment-grade counterparts. In fact, both high-yield corporate bonds and high-yield municipal bonds outperformed their investment-grade counterparts, reflecting the risk-on sentiment that prevailed across asset classes during the period. The Bloomberg Barclays U.S. Corporate High Yield Index returned +3.46%, a number that was exceeded by the Bloomberg Barclays High Yield Municipal Bond Index, which returned +3.84%.2 The strong demand for higher-yielding municipal securities is reflective of the healthy underlying economic activity and growth, as measured by gross domestic product.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 15.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Portfolio Composition 9/30/18
% of Total Investments*
Transportation	27.55%

General Obligation	18.56%

Refunded**	12.32%

Utilities	11.80%

Hospital & Health Care	10.68%

Higher Education	7.27%

Subject to Government Appropriations	6.44%

Tax-Supported	3.39%

Other Revenue	1.40%
Housing	0.59%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Municipal issuance during the reporting period totaled $184 billion, approximately a 12% decline from total issuance in the preceding six-month period (ended March 31, 2018).3 May had the greatest volume of gross issuance during the period, with $35 billion in new issue transactions clearing the market. Overall, primary market activity picked up in April through August after a relatively quiet first quarter, before declining in September. However, diminished issuance ($249 billion in the year-to-date 2018, a 15% decline from the same time period in 2017),3 heavy dealer inventories and selling pressures in 2018 led municipals to have a -0.40% total return year-to-date in 2018, as measured by the Bloomberg Barclays Municipal Bond Index.2 Municipals performed slightly better than U.S. Treasuries year-to-date, which had a total return of -1.67% during the same period, as measured by the Bloomberg Barclays U.S. Treasury Index.

The technical environment remained supportive for municipal bonds during the period. After accounting for redemptions (bonds that matured or were called out of the market), net issuance turned negative in the first three quarters of 2018, standing at -$40 billion at period-end.4 According to the Investment Company Institute, municipal bond funds reported net inflows in four of the six months during the period, with net outflows in April and September. In aggregate, investors placed approximately $7.6 billion into municipal bond funds during the reporting period.5 The combination of net negative supply and continued demand contributed positively to performance over the period.

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at both its June and September 2018 meetings. The target range stood at 2.00%–2.25% at period-end. The Fed also increased the discount rate 0.25% at both the June and September 2018 meetings, to finish the period at 2.75%. After the Fed’s anticipated September rate hike, it noted in its press release that “the labor market has continued to strengthen and that economic activity has been rising at a strong rate.” In total, the Fed raised the target range three times in 2017 (March, June and December), as well as three times so far in 2018 (March, June and September).

Several developments affected Puerto Rico bonds over the reporting period. Please visit franklintempleton.com/ investor/products/fund-resources/puerto-rico for the latest Puerto Rico updates from Franklin Templeton.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

State Update

During the six months under review California’s large and diverse economy continued to expand at a rate exceeding growth in the country as a whole, fueled by the state’s prominent universities, innovative businesses and position as the leading recipient of venture capital. The state has enjoyed a high rate of job growth relative to most of the U.S., though the gap appears to be narrowing. Unemployment slightly decreased from 4.3% in March 2018 to 4.1% at period-end, which was higher than the 3.7% national rate.6

California enacted a balanced budget for fiscal 2019. Consistent with recent budgets, the fiscal 2019 budget did not raise recurring spending to meet revenues and instead used funds to build reserves, finance capital projects and make a substantial payment to California’s pension fund. The new budget planned to bring reserves in the budget stabilization account to a new high projected to reach its constitutional limit

3. Source: The Bond Buyer, Thomson Reuters.

4. Source: Barclays Municipal Credit Research.

5. Source: Investment Company Institute.

6. Source: Bureau of Labor Statistics.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

and creates two new reserve accounts to cushion budgets during future downturns.

California’s net tax-supported debt was $2,188 per capita and 3.9% of personal income, compared with the $987 and 2.3% national medians, respectively.7 During the period under review, credit rating agency Moody’s affirmed its rating of California’s general obligations bonds as Aa3 and revised its outlook upwards from stable to positive.8 The rating reflected Moody’s positive view of the state’s robust and expanding economy, increasing budgetary reserve levels, strong overall liquidity and declining debt ratios. In contrast, Moody’s noted several challenges facing the state, including vulnerability to changes in federal policy and funding, a volatile revenue structure with a heavy reliance on personal income taxes, and legislation that limits the state’s flexibility in quickly responding to declines in revenue. Moody’s observed that continued fiscal discipline in a good economy or retention of reserves in the face of slower revenue growth could support a higher rating within one to two years.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders, while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, we favored the use of longer-term bonds. Consistent with our strategy, we sought to purchase bonds that ranged from 15 to 30 years in maturity with good call features. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Puerto Rico and its municipal issuers continue to experience significant financial difficulties. We continue to monitor the developments as they pursue resolutions. The Fund holds a

Dividend Distributions* 4/1/18–9/30/18
	Dividend per Share (cents)
Month	Class A**	Class A1	Class C	Class R6	Advisor Class
April	—	2.16	1.82	2.21	2.21
May	—	2.16	1.82	2.21	2.21
June	—	2.16	1.82	2.21	2.21
July	—	2.16	1.82	2.21	2.21
August	—	2.16	1.82	2.21	2.21
September	—	2.16	1.82	2.22	2.21
Total	—	12.96	10.92	13.27	13.26

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 9/10/18,the Fund began offering Class A shares. See the prospectus for details.

very small portion of its assets in Puerto Rico bonds, which increased in price over the reporting period.

Thank you for your continued participation in Franklin California Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

7. Source: Moody’s Investors Service, States - US: Medians - State debt continues slow growth trend, 4/24/18.

8. This does not indicate Moody’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Performance Summary as of September 30, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A3

6-Month	+0.81%	-3.47%

1-Year	+0.54%	-3.74%

5-Year	+25.57%	+3.75%

10-Year	+67.25%	+4.82%

Advisor

6-Month	+0.72%	+0.72%

1-Year	+0.50%	+0.50%

5-Year	+26.10%	+4.75%

10-Year	+68.90%	+5.38%

	Distribution	Taxable Equivalent		Taxable Equivalent
Share Class	Rate[4]	Distribution Rate[5]	30-Day Standardized Yield[6]	30-Day Standardized Yield[5]
A7	—%	—%	—%	—%
Advisor	3.67%	7.83%	2.48%	5.29%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	9/30/18	9/10/18	3/31/18	Change
A (FTFQX)	$7.24	$7.27	N/A	-$0.03
A1 (FKTFX)	$7.23	N/A	$7.31	-$0.08
C (FRCTX)	$7.22	N/A	$7.30	-$0.08
R6 (FKTQX)	$7.22	N/A	$7.30	-$0.08
Advisor (FCAVX)	$7.22	N/A	$7.30	-$0.08
Distributions (4/1/18–9/30/18)
Share Class	Net Investment Income
A (9/10/18–9/30/18)	$ —
A1	$0.1296
C	$0.1092
R6	$0.1327
Advisor	$0.1326
Total Annual Operating Expenses[8]
Share Class
A	0.74%
Advisor	0.49%

See page 8 for Performance Summary footnotes.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a very small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

4. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/18.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/18 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Share Class A launched on 9/10/18 and yield cannot be produced until this share class has been in existence for 30 days. This value will not be calculated until 10/31/18.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
Share Class	Beginning Account Value 4/1/18[1]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[2,3,4]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[3,4]	Net Annualized Expense Ratio[4]
A	$1,000	$ 995.90	$0.41	$1,021.31	$3.80	0.75%
A1	$1,000	$1,006.80	$2.97	$1,022.11	$2.99	0.59%
C	$1,000	$1,004.00	$5.78	$1,019.30	$5.82	1.15%
R6	$1,000	$1,007.20	$2.42	$1,022.66	$2.43	0.48%
Advisor	$1,000	$1,007.20	$2.52	$1,022.56	$2.54	0.50%

1. For Classes A1, C, R6 and Advisor, 4/1/18 for Actual and Hypothetical. For Class A, 9/10/18 for Actual and 4/1/18 for Hypothetical.

2. For Classes A1, C, R6 and Advisor, 4/1/18-9/30/18. For Class A, 9/10/18-9/30/18.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. The multiplier is 20/365 for Actual Class A expenses to reflect the number of days since inception.

4. Reflects expenses after fee waivers and expense reimbursements, for Class R6.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Financial Highlights

Period Ended September 30, 2018 (unaudited)[a]
Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 7.27

Income from investment operations[b]:

Net investment income[c]	0.01

Net realized and unrealized gains (losses)	(0.04)

Total from investment operations	(0.03)

Net asset value, end of period	$7.24

Total return[d]	(0.41)%

Ratios to average net assets[e]

Expenses[f]	0.75%

Net investment income	3.37%

Supplemental data

Net assets, end of period (000’s)	$19,212

Portfolio turnover rate	7.30%

aFor the period September 10, 2018 (effective date) to September 30, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended September 30, 2018 (unaudited)
		Year Ended March 31,
		2018	2017	2016	2015	2014
Class A1

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$7.31	$7.38	$7.59	$7.60	$7.21	$7.50

Income from investment operations[a]:

Net investment income[b]	0.13	0.26	0.27	0.29	0.31	0.32

Net realized and unrealized gains (losses)	(0.08)	(0.06)	(0.22)	(0.01)	0.39	(0.29)

Total from investment operations	0.05	0.20	0.05	0.28	0.70	0.03

Less distributions from net investment income.	(0.13)	(0.27)	(0.26)	(0.29)	(0.31)	(0.32)

Net asset value, end of period	$7.23	$7.31	$7.38	$7.59	$7.60	$7.21

Total return[c]	0.68%	2.66%	0.68%	3.82%	9.83%	0.56%

Ratios to average net assets[d]

Expenses	0.59% [e]	0.59%	0.59%	0.57%	0.58%	0.57%

Net investment income	3.53%	3.53%	3.54%	3.87%	4.11%	4.47%

Supplemental data

Net assets, end of period (000’s)	$11,798,389	$12,154,752	$12,425,129	$11,836,310	$11,757,208	$10,997,355

Portfolio turnover rate	7.30%	13.05%	19.37%	8.77%	9.71%	20.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended September 30, 2018 (unaudited)
		Year Ended March 31,
		2018	2017	2016	2015	2014
Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$7.30	$7.36	$7.58	$7.58	$7.19	$7.49

Income from investment operations[a]:

Net investment income[b]	0.11	0.22	0.23	0.25	0.26	0.28

Net realized and unrealized gains (losses)	(0.08)	(0.06)	(0.23)	(—)[c]	0.39	(0.30)

Total from investment operations	0.03	0.16	—	0.25	0.65	(0.02)

Less distributions from net investment income	(0.11)	(0.22)	(0.22)	(0.25)	(0.26)	(0.28)

Net asset value, end of period	$7.22	$7.30	$7.36	$7.58	$7.58	$7.19

Total return[d]	0.40%	2.23%	(0.02)%	3.39%	9.26%	(0.14)%

Ratios to average net assets[e]

Expenses	1.15% [f]	1.15%	1.14%	1.13%	1.14%	1.13%

Net investment income	2.97%	2.97%	2.99%	3.31%	3.55%	3.91%

Supplemental data

Net assets, end of period (000’s)	$1,413,885	$1,527,772	$1,659,070	$1,442,032	$1,316,471	$1,143,138

Portfolio turnover rate	7.30%	13.05%	19.37%	8.77%	9.71%	20.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$7.30	$7.46

Income from investment operations[b]:

Net investment income[c]	0.13	0.18

Net realized and unrealized gains (losses)	(0.08)	(0.18)

Total from investment operations	0.05	—

Less distributions from net investment income	(0.13)	(0.16)

Net asset value, end of period	$7.22	$7.30

Total return[d]	0.72%	(0.05)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.48%	0.49%

Expenses net of waiver and payments by affiliates	0.48% [f,g]	0.48%

Net investment income	3.64%	3.64%

Supplemental data

Net assets, end of period (000’s)	$95,795	$85,534

Portfolio turnover rate	7.30%	13.05%

aFor the period August 1, 2017 (effective date) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended September 30, 2018 (unaudited)
		Year Ended March 31,
		2018	2017	2016	2015	2014
Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 7.30	$ 7.36	$ 7.58	$ 7.59	$ 7.20	$ 7.49

Income from investment operations[a]:

Net investment income[b]	0.13	0.27	0.28	0.30	0.31	0.32

Net realized and unrealized gains (losses)	(0.08)	(0.06)	(0.23)	(0.01)	0.39	(0.28)

Total from investment operations	0.05	0.21	0.05	0.29	0.70	0.04

Less distributions from net investment income	(0.13)	(0.27)	(0.27)	(0.30)	(0.31)	(0.33)

Net asset value, end of period	$ 7.22	$ 7.30	$ 7.36	$ 7.58	$ 7.59	$ 7.20

Total return[c]	0.72%	2.89%	0.65%	3.92%	9.95%	0.65%

Ratios to average net assets[d]

Expenses	0.50% [e]	0.50%	0.49%	0.48%	0.49%	0.48%

Net investment income	3.62%	3.62%	3.64%	3.96%	4.20%	4.56%

Supplemental data

Net assets, end of period (000’s)	$1,594,210	$1,572,721	$1,463,633	$1,108,743	$908,763	$639,087

Portfolio turnover rate	7.30%	13.05%	19.37%	8.77%	9.71%	20.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Statement of Investments, September 30, 2018 (unaudited)

	Principal Amount	Value
Municipal Bonds 97.4%
California 96.6%
ABAG Finance Authority for Nonprofit Corporations COP, Santa Clara County and Butte Valley-Tulelake Rural Health Projects Inc., California Mortgage Insured, 6.65%, 10/01/22	$325,000	$326,193
ABAG Finance Authority for Nonprofit Corporations MFHR, Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39	5,500,000	5,501,925
ABAG Finance Authority for Nonprofit Corporations Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	11,798,270
Channing House, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/30	8,495,000	9,074,444
Channing House, California Mortgage Insured, Pre-Refunded, 6.125%, 5/15/40	17,635,000	18,872,977
Esskaton Properties Inc. Obligated Group, Refunding, 5.00%, 11/15/35	10,000,000	10,750,500
San Diego Hospital Assn. Sharp Healthcare, Series B, Pre-Refunded, 6.25%, 8/01/39	17,500,000	18,156,425
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.625%, 5/15/29	9,050,000	9,268,376
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/29	8,620,000	8,847,740
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC Insured, 5.30%, 10/01/21	55,000	55,156
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/29	20,000,000	13,078,400
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/30	41,665,000	25,967,711
Alameda USD Alameda County GO, Election of 2014, Series A, 5.00%, 8/01/39	18,000,000	20,290,680
Alhambra City Elementary School District GO, Los Angeles County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/27	3,035,000	2,295,006
Alisal USD,
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/32	3,355,000	2,034,371
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/33	3,610,000	2,083,764
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 2/01/34	3,345,000	1,869,855
Alvord USD,
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn., 8/01/36	15,000,000	7,209,000
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	40,493,150
GO, Riverside County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	34,690,000	37,852,340
Anaheim City School District GO, Orange County, Election of 2010, AGMC Insured, Pre-Refunded, 6.25%, 8/01/40	7,500,000	8,410,125
Anaheim PFA Lease Revenue,
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/24	26,855,000	22,375,049
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/26	29,430,000	22,643,442
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/27	22,860,000	16,852,163
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/28	14,425,000	10,176,693
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/29	24,810,000	16,700,107
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/32	13,665,000	7,962,049
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/33	37,070,000	20,505,270
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/34	24,970,000	13,130,225

franklintempleton.com	Semiannual Report	15

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Anaheim PFA Lease Revenue, (continued)
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 3/01/37	$15,080,000	$6,926,546
Anaheim UHSD, GO, Orange County, Election of 2002, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	8,570,000	6,782,384
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, 5.00%, 8/01/39	11,750,000	13,181,737
Antioch USD, GO, Contra Costa County, School Facilities ID No. 1, Election of 2008, Series B, Assured Guaranty, Pre-Refunded, 5.375%, 8/01/36	3,130,000	3,223,587
Atascadero USD, GO, San Luis Obispo County, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40	6,235,000	6,713,162
Atwater PFA Wastewater Revenue, AGMC Insured, Pre-Refunded, 6.125%, 5/01/45	4,620,000	4,830,672
Auburn PFA Wastewater Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/39	1,880,000	1,927,545
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero cpn., 8/01/48	25,000,000	3,774,750
GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero cpn., 8/01/53	60,000,000	6,141,000
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/43	5,000,000	5,488,850
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, 5.00%, 4/01/56	60,000,000	66,612,600
San Francisco Bay Area, Series S-4, AGMC Insured, Pre-Refunded, 5.125%, 4/01/48	20,000,000	22,767,600
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/42	94,260,000	96,929,443
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/47	62,000,000	63,436,540
San Francisco Bay Area, Subordinate, Series S-2, Pre-Refunded, 5.00%, 10/01/50	75,000,000	79,748,250
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.00%, 4/01/43	36,040,000	40,834,041
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.125%, 4/01/48	27,355,000	31,140,385
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.25%, 4/01/53	33,000,000	37,743,750
Beaumont Public Improvement Authority Wastewater Revenue, Series A, AGMC Insured, 5.00%, 9/01/49	10,000,000	11,242,300
Beaumont USD,
GO, Riverside County, Capital Appreciation, Election of 2008, Series C, AGMC Insured, zero cpn., 8/01/40	11,000,000	4,302,870
GO, Riverside County, Election of 2008, Series C, AGMC Insured, Pre-Refunded, 5.75%, 8/01/36	6,200,000	6,876,358
Berkeley USD, GO, Alameda County, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,399,014
California Community College Financing Authority Lease Revenue,
College of the Sequoias and Kern Community College District, Series A, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,423,899
College of the Sequoias and Kern Community College District, Series A, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,300,613
Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District, Series A, NATL Insured, 5.125%, 4/01/31	880,000	893,270
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	7,500,000	7,571,850
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/34	10,295,000	10,930,922
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/40	17,650,000	18,728,591
Asset-Backed, Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,690,000	8,806,098
California Health Facilities Financing Authority Revenue,
Adventist Health System/West, Series A, Pre-Refunded, 5.75%, 9/01/39	18,000,000	18,641,340
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/35	1,000,000	1,125,200
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	52,863,000
Catholic Healthcare West, Series A, Pre-Refunded, 6.00%, 7/01/34	10,000,000	10,313,100

16	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Health Facilities Financing Authority Revenue, (continued)
Cedars-Sinai Medical Center, Pre-Refunded, 5.00%, 8/15/39	$4,200,000	$4,316,088
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/42	7,750,000	8,554,915
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/47	10,370,000	11,389,164
Children’s Hospital Los Angeles, Series A, AGMC Insured, Pre-Refunded, 5.25%, 7/01/38	17,000,000	17,991,780
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	11,027,835
Children’s Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	14,539,505
Children’s Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	10,894,100
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.25%, 2/01/26	5,000,000	5,463,400
El Camino Hospital, 4.125%, 2/01/47	11,000,000	11,096,140
El Camino Hospital, 5.00%, 2/01/47	12,500,000	13,882,375
Feedback Foundation Inc. Olive Crest Treatment Centers and South California Alcohol and Drug Programs Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	620,000	622,294
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	25,000,000	25,631,500
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/44	385,000,000	394,428,650
Kaiser Permanente, Series A, Subseries A-2, 5.00%, 11/01/47	30,000,000	37,406,700
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	42,540,776
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 11/15/56	22,000,000	24,538,360
Lucile Salter Packard Children’s Hospital at Stanford, Series B, 5.00%, 8/15/55	12,960,000	14,267,923
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/34	1,000,000	1,128,460
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/39	1,450,000	1,614,633
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/44	1,160,000	1,283,528
Pomona Valley Hospital Medical Center, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	1,885,000	1,890,730
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	9,000,000	10,033,560
Providence Health and Services, Series C, Pre-Refunded, 6.25%, 10/01/28	4,000,000	4,000,000
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	6,500,000	6,500,000
Rady Children’s Hospital, 5.25%, 8/15/41	11,000,000	11,684,530
Stanford Health Care, Refunding, Series A, 4.00%, 11/15/40	40,000,000	41,170,400
Sutter Health, Refunding, Series A, 5.00%, 8/15/43	20,000,000	22,242,600
Sutter Health, Refunding, Series A, 4.00%, 11/15/48	36,810,000	37,116,995
Sutter Health, Refunding, Series A, 5.00%, 11/15/48	63,470,000	71,532,594
Sutter Health, Refunding, Series B, 5.00%, 11/15/46	26,565,000	29,657,432
Sutter Health, Series A, 4.00%, 11/15/42	11,680,000	11,876,224
Sutter Health, Series A, 5.00%, 11/15/48	34,500,000	38,623,440
Sutter Health, Series A, 5.00%, 8/15/52	89,990,000	96,900,332
California Infrastructure and Economic Development Bank Revenue,
Academy of Motion Picture Arts and Sciences Obligated Group, Refunding, Series A, 5.00%, 11/01/41	8,000,000	8,827,920
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	13,460,000	16,284,177
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	50,985,000	61,381,351
Clean Water State Revolving Fund, Green Bonds, 5.00%, 10/01/48	10,000,000	11,535,000
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/40	4,015,000	4,575,494
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/43	1,900,000	2,161,364
California Municipal Finance Authority COP,
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.375%, 2/01/29	10,000,000	10,123,000
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.50%, 2/01/39	13,250,000	13,418,407

franklintempleton.com	Semiannual Report	17

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Municipal Finance Authority Mobile Home Park Revenue, Caritas Projects, Senior, Refunding, Series A, 4.00%, 8/15/52	$27,350,000	$26,509,534
California Municipal Finance Authority Senior Living Revenue,
Pilgrim Place in Claremont, Series A, California Mortgage Insured, Pre-Refunded, 5.875%, 5/15/29	2,895,000	2,968,359
Pilgrim Place in Claremont, Series A, California Mortgage Insured, Pre-Refunded, 6.125%, 5/15/39	5,830,000	5,986,710
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/32	10,000,000	10,272,500
California State Community College Financing Authority College Housing Revenue, Orange Coast Properties LLC, Orange Coast College Project, 5.25%, 5/01/53	6,250,000	6,897,875
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/45	10,000,000	10,993,000
Loma Linda University, Refunding, Series A, 5.00%, 4/01/47	11,000,000	12,135,750
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/26	7,620,000	5,948,782
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/27	7,365,000	5,495,984
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/28	4,120,000	2,941,144
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/30	5,685,000	3,718,445
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/31	7,615,000	4,758,842
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/32	7,615,000	4,539,606
Pepperdine University, Refunding, 5.00%, 10/01/49	13,060,000	14,606,696
Santa Clara University, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	3,862,758
Santa Clara University, Refunding, 5.00%, 4/01/45	15,495,000	17,263,754
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	32,006,458
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	56,950,000	71,528,061
Stanford University, Series U-4, 5.00%, 6/01/43	24,205,000	30,400,996
Stanford University, Series U-6, 5.00%, 5/01/45	90,580,000	114,327,359
California State GO,
NATL Insured, 6.00%, 10/01/21	65,000	66,359
Various Purpose, 5.125%, 4/01/24	5,000	5,014
Various Purpose, 6.00%, 5/01/24	2,565,000	2,573,772
Various Purpose, 5.20%, 4/01/26	20,000	20,056
Various Purpose, 6.00%, 4/01/38	36,920,000	37,661,723
Various Purpose, 6.00%, 11/01/39	100,000,000	104,341,000
Various Purpose, 5.25%, 11/01/40	69,685,000	74,276,545
Various Purpose, AGMC Insured, 5.50%, 4/01/19	140,000	142,629
Various Purpose, AGMC Insured, 5.50%, 3/01/20	190,000	192,937
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	213,608
Various Purpose, FGIC Insured, 6.00%, 8/01/19	310,000	314,383
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,342,770
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	1,003,632
Various Purpose, NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,098,343
Various Purpose, Pre-Refunded, 6.00%, 4/01/38	20,210,000	20,645,525
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	258,955
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	26,455,250
Various Purpose, Refunding, 5.00%, 10/01/39	15,000,000	16,914,900

18	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State GO, (continued)
Various Purpose, Refunding, 5.50%, 3/01/40	$25,000,000	$26,202,500
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	16,500,500
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	91,925,800
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	48,778,762
Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	27,798,250
Various Purpose, Refunding, 5.00%, 8/01/45	22,500,000	25,141,950
Various Purpose, Refunding, 5.00%, 9/01/45	10,000,000	11,279,200
Various Purpose, Refunding, 5.00%, 8/01/46	20,000,000	22,519,600
Various Purpose, Refunding, 5.00%, 10/01/47	81,000,000	90,765,360
California State Municipal Finance Authority Revenue,
Channing House Project, Series B, California Mortgage Insured, 5.00%, 5/15/47	10,000,000	11,272,700
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/42	5,500,000	6,008,310
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/46	15,000,000	16,187,400
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/47	20,750,000	22,590,110
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/42	5,100,000	5,523,912
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/47	4,000,000	4,317,080
Eisenhower Medical Center, Series A, Pre-Refunded, 5.75%, 7/01/40	7,000,000	7,462,000
Inland Regional Center Project, Refunding, 5.00%, 6/15/45	23,300,000	25,240,424
LINXS APM Project, senior lien, Series A, 5.00%, 12/31/43	78,650,000	86,003,775
NorthBay Healthcare Group, Series A, 5.25%, 11/01/41	5,500,000	5,939,010
NorthBay Healthcare Group, Series A, 5.00%, 11/01/47	8,650,000	9,156,198
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	33,895,000	37,755,302
University of La Verne, Refunding, Series A, 4.00%, 6/01/47	8,000,000	8,134,560
California State PCFA Revenue, San Jose Water Co. Project, 4.75%, 11/01/46	15,000,000	15,908,100
California State Public School District Financing Authority Lease Revenue, Southern Kern USD, Series B, AGMC Insured, ETM, 5.90%, 9/01/26	1,475,000	1,702,312
California State Public Works Board Lease Revenue,
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	18,233,950
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	52,390,532
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	19,486,244
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	31,382,930
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 5.50%, 3/01/25	8,700,000	9,159,795
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 6.00%, 3/01/35	10,000,000	10,598,000
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.75%, 10/01/30	100,000,000	103,988,000
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	44,139,600
Various Capital Projects, Series I, Pre-Refunded, 6.375%, 11/01/34	50,000,000	52,491,500
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	16,290,750
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/39	23,000,000	25,796,800
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,105,000	32,984,696
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,645,000	31,874,304
Systemwide, Refunding, Series A, 5.00%, 11/01/43	11,000,000	12,334,080
Systemwide, Refunding, Series A, 5.00%, 11/01/44	32,345,000	36,163,327
Systemwide, Refunding, Series A, 5.00%, 11/01/47	63,000,000	71,145,900
Systemwide, Refunding, Series A, 5.00%, 11/01/48	66,640,000	76,532,708
California Statewide CDA,
COP, Citrus Valley Health Partners Inc., NATL Insured, 5.125%, 4/01/23	6,000,000	6,016,260
COP, Insured Health Facilities, UniHealth America, Series A, AMBAC Insured, Pre-Refunded, 5.75%, 10/01/25	8,820,000	9,459,009
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,286,700

franklintempleton.com	Semiannual Report	19

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue,
Adventist Health System/West, Refunding, Series A, 5.00%, 3/01/35	$9,250,000	$10,386,362
Adventist Health System/West, Refunding, Series A, 5.00%, 3/01/48	64,000,000	71,532,160
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	19,644,965
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	58,379,440
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.25%, 10/01/43	3,000,000	3,276,690
Henry Mayo Newhall Memorial Hospital, Series B, AMBAC Insured, Pre-Refunded, 5.05%, 10/01/28	7,825,000	7,825,000
Huntington Memorial Hospital Project, 5.00%, 7/01/48	7,980,000	8,821,970
Insured Health Facility, CLARE Foundation Inc. and Principals Inc., Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	460,000	461,145
Insured Health Facility, North County Serenity House Inc., Refunding, California Mortgage Insured, 5.50%, 1/01/28	2,945,000	2,953,364
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	95,267,211
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.25%, 8/01/24	11,890,000	12,283,678
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.625%, 8/01/29	20,015,000	20,818,802
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	37,455,000	38,997,771
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	2,244,300
The Redwoods, a Community of Seniors Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,224,320
The Redwoods, a Community of Seniors Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	8,145,447
California Statewide CDA Student Housing Revenue,
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding, 5.125%, 5/15/31	8,000,000	8,437,360
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding, 5.375%, 5/15/38	8,500,000	8,949,735
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Monterey Merced Los Angeles san Bernardino County, Series A, AGMC Insured, 5.25%, 10/01/24	275,000	275,726
Campbell USD,
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/20	5,000,000	4,829,000
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/21	6,280,000	5,927,692
Carlsbad USD,
COP, San Diego County, Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/34	14,000,000	14,454,860
COP, San Diego County, Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/41	3,880,000	4,006,061
GO, San Diego County, Capital Appreciation, Election of 2006, Series B, zero cpn. to 5/01/19, 6.00% thereafter, 5/01/34	14,000,000	16,184,560
GO, San Diego County, Capital Appreciation, Election of 2006, Series C, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/35	33,000,000	30,611,790
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,047,400
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,786,946
Centinela Valley UHSD,
GO, Los Angeles County, Election of 2010, Series B, AGMC Insured, 5.00%, 8/01/50	3,850,000	4,203,815
GO, Los Angeles County, Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	18,514,673
Central USD,
GO, Fresno County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29	3,000,000	3,092,790
GO, Fresno County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 8/01/33	3,500,000	3,611,825
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%, 11/01/22	1,675,000	1,712,386
Chaffey Joint UHSD, GO, San Bernardino County, Election of 2012, Series B, 5.00%, 8/01/44	27,500,000	30,631,700

20	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Charter Oak USD, GO, Los Angeles County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/40	$5,000,000	$5,548,050
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	8,835,440
Chula Vista IDR, San Diego Gas and Electric Co., Refunding, Series A, 5.875%, 2/15/34	17,500,000	17,953,950
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/36	8,000,000	4,003,840
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/37	8,000,000	3,801,920
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/40	7,500,000	3,072,450
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/43	10,000,000	3,459,400
Coalinga-Huron Joint USD, GO, Fresno Monterey and San Benito Counties, Election of 2016, Series B, BAM Insured, 5.00%, 8/01/48	13,210,000	14,661,118
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/33	5,000,000	5,154,650
College of the Sequoias Visalia Area ID No. 2 GO,
Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/33	5,750,000	5,927,847
Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,130,530
Colton Joint USD,
GO, San Bernardino and Riverside Counties, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	5,886,981
GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.375%, 8/01/34	10,665,000	10,983,883
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	10,000,000	10,469,700
Redevelopment Project, second lien, Series B, 6.00%, 8/01/35	11,160,000	11,745,342
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	10,000,000	10,511,700
Compton Sewer Revenue, Los Angeles County, 6.00%, 9/01/39	11,775,000	12,032,755
Coronado CDA Tax Allocation,
Coronado Community Development Project, NATL Insured, 5.375%, 9/01/26	2,700,000	2,700,567
Coronado Community Development Project, Refunding, NATL Insured, 5.00%, 9/01/34	6,115,000	6,116,162
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	2,059,348
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	2,251,445
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	1,182,482
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/25	4,655,000	3,846,101
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/26	6,080,000	4,844,909
GO, Riverside County, Election of 2006, Series C, AGMC Insured, Pre-Refunded, 5.50%, 8/01/39	7,500,000	7,735,125
GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/44	20,000,000	22,309,200
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	6,754,687
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	3,723,055
Cudahy RDA Allocation, Refunding, Series C, 6.00%, 10/01/27	5,490,000	5,490,000
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	17,894,661
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32	8,520,000	9,674,204
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,320,000	1,366,398
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/35	10,000,000	11,244,800
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/36	7,355,000	8,399,410
Alameda and Contra Costa Counties, Series C, 5.00%, 6/01/44	14,000,000	15,579,060

franklintempleton.com	Semiannual Report	21

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
East Bay MUD Water System Revenue, (continued)
Alameda and Contra Costa Counties, Series C, 4.00%, 6/01/45	$9,070,000	$9,358,970
Eastern California Municipal Water District Financing Authority Water and Wastewater Revenue, Series B, 5.00%, 7/01/46	30,705,000	34,389,600
El Monte UHSD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre- Refunded, 5.50%, 6/01/34	11,355,000	11,638,307
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/38	1,500,000	1,658,400
Escondido UHSD,
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/33	3,500,000	3,637,550
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/37	2,500,000	2,597,000
Fairfax Elementary School District GO,
Capital Appreciation, Election of 2010, Refunding, AGMC Insured, zero cpn., 11/01/48	10,380,000	2,638,077
Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,467,575
Folsom Cordova USD, GO, School Facilities ID No. 5, Election of 2014, Sacramento County, Series C, 4.00%, 10/01/43	17,500,000	18,113,200
Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%, 10/01/27	12,500,000	12,500,000
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	41,250,000	19,359,037
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	34,636,559
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	23,903,088
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	35,000,000	31,938,200
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter, 1/15/32	37,260,000	34,159,223
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	130,000,000	45,494,800
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	89,051,620
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	28,877,594
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	5,266,673
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	63,831,870
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	17,744,461
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	19,508,899
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	12,033,300
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,545,140
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	26,076,788
Refunding, Series A, 5.75%, 1/15/46	260,000,000	293,883,200
Refunding, Series A, 6.00%, 1/15/49	305,000,000	351,982,200
Refunding, Series A, 6.00%, 1/15/53	190,000,000	218,864,800
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	10,843,200
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,661,240
Fowler USD,
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	1,208,969
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	1,121,226
GO, Fresno County, Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	3,739,185
Franklin-McKinley School District GO, Santa Clara County, Election of 2010, Series C, BAM Insured, 5.00%, 8/01/44	5,000,000	5,448,700
Fresno USD,
GO, Capital Appreciation, Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	11,043,120
GO, Capital Appreciation, Election of 2010, Refunding, Series B, zero cpn., 8/01/41	35,000,000	8,239,700
GO, Refunding, Series C, NATL Insured, 5.90%, 2/01/20	2,065,000	2,170,439

22	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Fresno USD, (continued)
GO, Refunding, Series C, NATL Insured, 5.90%, 8/01/22	$3,000,000	$3,303,360
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/31	2,500,000	2,745,975
Fullerton School District GO, Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	3,030,000	2,684,762
Glendale Community College District GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/28	15,000,000	10,134,000
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	5,012,750
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Series A, 5.00%, 6/01/35	25,000,000	27,855,000
Asset-Backed, Series A, 5.00%, 6/01/40	212,525,000	234,236,554
Asset-Backed, Series A, 5.00%, 6/01/45	144,305,000	158,594,081
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/35	18,340,000	20,466,706
Grand Terrace CRDA Tax Allocation Revenue, Community Redevelopment Project Area, Series A, 6.00%, 9/01/33.	10,000,000	10,442,500
Grossmont UHSD,
GO, San Diego County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	5,110,000	4,410,697
GO, San Diego County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/33	1,440,000	1,478,635
GO, San Diego County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.25%, 8/01/33	7,510,000	7,726,889
Hacienda La Puente USD, GO, Los Angeles County, Election of 2016, Series A, 4.00%, 8/01/47	15,655,000	16,029,154
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter, 8/01/33	20,000,000	21,925,000
Hawthorne School District GO,
Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48	37,665,000	9,958,249
Los Angeles County, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,022,140
Hayward USD, GO, Alameda County, Capital Appreciation, Election of 2008, Series A, AGMC Insured, Pre-Refunded, zero cpn., 8/01/38	9,875,000	2,639,193
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, Pre-Refunded, 5.375%, 8/01/34	7,750,000	8,239,257
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL Insured, zero cpn., 8/01/28	10,005,000	7,330,764
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,105,580
Indian Wells Valley Water District COP,
Refunding, Assured Guaranty, 5.125%, 10/01/32	1,690,000	1,710,652
Refunding, Assured Guaranty, 5.25%, 10/01/39	7,590,000	7,683,888
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed, Inland Empire Tobacco Securitization Corp., Capital Appreciation, Series B, 5.75%, 6/01/26	35,000,000	36,666,350
Irvine USD Special Tax,
CFD No. 01-1, South Irvine Communities, Refunding, BAM Insured, 5.00%, 9/01/38	7,000,000	7,636,160
CFD No. 09-1, Series D, 5.00%, 3/01/57	10,000,000	10,884,100
Jefferson UHSD San Mateo County GO,
Refunding, Series A, NATL Insured, 6.45%, 8/01/25	3,045,000	3,570,658
Refunding, Series A, NATL Insured, 6.45%, 8/01/29	3,075,000	3,809,864
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,616,243
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,426,000
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,192,560
Jurupa USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/39	10,165,000	11,451,889
La Habra COP, Park La Habra and Viewpark Refinancing Project, Refunding, Series A, AGMC Insured, 5.25%, 9/01/40	7,900,000	8,329,207

franklintempleton.com	Semiannual Report	23

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%, 8/15/28	$1,855,000	$1,946,785
La Palma Community Development Commission Tax Allocation, La Palma Community Development Project No. 1, Refunding, 6.10%, 6/01/22	340,000	340,857
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	10,065,000	10,344,706
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	10,366,400
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	10,278,000
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/45	11,540,000	3,573,246
Lammersville Joint USD, GO, Election of 2016, Series A, 4.00%, 8/01/46	41,340,000	42,174,655
Lancaster School District GO,
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 8/01/25	5,495,000	4,486,722
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 7/01/26	5,965,000	4,678,648
Lawndale RDA Tax Allocation,
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	10,280,000	10,562,494
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,249,660
Lemon Grove School District GO,
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/50	20,990,000	5,225,880
Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,154,957
Live Oak School District COP,
Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29	1,245,000	1,283,508
Assured Guaranty, Pre-Refunded, 5.875%, 8/01/34	2,270,000	2,347,203
Assured Guaranty, Pre-Refunded, 5.875%, 8/01/39	2,750,000	2,843,528
Lodi USD, GO, San Joaquin County, Election of 2016, 4.00%, 8/01/41	15,000,000	15,495,750
Long Beach Bond Finance Authority Natural Gas Purchase Revenue,
Series A, 5.50%, 11/15/28	8,000,000	9,610,240
Series A, 5.00%, 11/15/29	17,465,000	20,332,928
Series A, 5.50%, 11/15/30	5,000,000	6,102,500
Series A, 5.00%, 11/15/35	69,800,000	83,095,504
Series A, 5.50%, 11/15/37	35,000,000	44,020,900
Los Angeles Community College District GO, Refunding, 5.00%, 8/01/38	10,000,000	11,393,600
Los Angeles County MTA Sales Tax Revenue,
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/35	17,655,000	20,408,827
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/37	10,970,000	12,591,256
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/38	28,160,000	32,258,970
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/39	10,000,000	11,440,800
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, District No. 20, Green Bonds, Refunding, Series A, 4.00%, 10/01/42	26,430,000	27,121,937
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/34	18,500,000	18,836,145
Los Angeles International Airport, Senior, Refunding, Series A, 5.25%, 5/15/39	14,000,000	14,280,140
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	20,376,027
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/35	80,000,000	83,869,600
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	30,000,000	31,436,400
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/41	14,500,000	15,846,325
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/42	10,000,000	11,068,200
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/44	60,000,000	66,931,200
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/47	23,000,000	25,367,160
Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/41	12,500,000	13,726,500
Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/46	53,000,000	57,941,190

24	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/35	$15,105,000	$16,969,259
Power System, Refunding, Series A, 5.00%, 7/01/36	17,795,000	19,937,162
Power System, Refunding, Series A, 5.00%, 7/01/46	15,000,000	16,815,750
Power System, Series A, 5.00%, 7/01/42	120,000,000	136,287,600
Power System, Series A, 5.00%, 7/01/47	125,000,000	141,481,250
Power System, Series B, 5.00%, 7/01/35	11,995,000	13,697,690
Power System, Series B, 5.00%, 7/01/43	62,000,000	68,356,240
Power System, Series C, 5.00%, 7/01/47	52,275,000	59,530,770
Power System, Series D, 5.00%, 7/01/44	51,940,000	57,702,743
Power System, Series E, 5.00%, 7/01/44	34,000,000	37,772,300
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	88,574,392
Water System, Refunding, Series A, 5.00%, 7/01/46	37,255,000	41,764,718
Water System, Series A, 5.00%, 7/01/44	50,000,000	55,547,500
Los Angeles Harbor Department Revenue, Exempt Facility, Refunding, Series B, 5.00%, 8/01/44	10,300,000	11,510,765
Los Angeles Mortgage Revenue, FHA Insured Mortgage Loans, Section 8 Assisted Projects, Refunding, Series 1, NATL Insured, 6.50%, 7/01/22	285,000	285,807
Los Angeles USD,
GO, Election of 2004, Series I, 5.00%, 7/01/29	10,000,000	10,226,400
GO, Election of 2004, Series I, 5.00%, 1/01/34	36,760,000	37,589,306
GO, Election of 2005, Series F, 5.00%, 7/01/29	2,250,000	2,300,940
GO, Election of 2008, Series B-1, 5.25%, 7/01/42	35,000,000	41,069,700
Los Angeles Wastewater System Revenue,
Green Bonds, Refunding, Series C, 5.00%, 6/01/45	24,690,000	27,762,670
Green Bonds, Series A, 5.00%, 6/01/44	9,000,000	10,125,810
Series A, Pre-Refunded, 5.00%, 6/01/39	25,000,000	25,550,250
Los Gatos-Saratoga Joint UHSD,
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/39	10,635,000	11,020,838
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/44	16,090,000	16,596,030
Madera County COP,
Valley Children’s Hospital Project, NATL Insured, 5.00%, 3/15/23	8,500,000	8,525,925
Valley Children’s Hospital Project, NATL Insured, 5.75%, 3/15/28	27,500,000	27,583,875
McFarland PFAR, Water and Wastewater Financing Projects, Series A, AGMC Insured, 5.00%, 10/01/40	5,115,000	5,361,594
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%, 8/01/41	7,500,000	7,992,150
The Metropolitan Water District of Southern California Water Revenue, Authorization, Series A, 5.00%, 7/01/40	10,000,000	11,383,200
Midpeninsula Regional Open Space District GO, Green Bond, 4.00%, 9/01/48	11,220,000	11,600,582
Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM, 5.50%, 1/15/24	10,365,000	11,223,015
Modesto High School District Stanislaus County GO,
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/21	9,660,000	9,102,811
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	10,815,000	9,601,016
Capital Appreciation, Series A, NATL Insured, zero cpn., 5/01/27	12,770,000	9,915,777
Monterey Peninsula USD,
GO, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/41	17,500,000	19,409,075
GO, Election of 2010, Series C, 5.00%, 8/01/41	11,190,000	12,435,671
Moorpark USD,
COP, Assured Guaranty, Pre-Refunded, 5.625%, 11/01/28	2,180,000	2,269,990
GO, Capital Appreciation, Election of 2008, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	3,492,357

franklintempleton.com	Semiannual Report	25

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Moreno Valley USD,
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/27	$6,315,000	$4,983,356
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/28	6,625,000	5,050,304
GO, Riverside County, Election of 2014, Series A, AGMC Insured, 5.00%, 8/01/44	29,220,000	32,196,641
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/28, 6.25% thereafter, 8/01/43	55,000,000	45,168,750
Mount San Jacinto Community College District GO, Election of 2014, Series B, 4.00%, 8/01/43	17,200,000	17,793,572
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	34,282,500
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%, 7/01/22	6,330,000	6,948,568
Murrieta Valley USD, COP, School Facility Bridge Funding Program, Pre-Refunded, 5.75%, 5/01/41	12,000,000	12,746,880
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	540,000	540,616
Newport Mesa USD, GO, Capital Appreciation, Election of 2005, zero cpn. to 7/31/21, 6.30% thereafter, 8/01/42	20,000,000	22,078,200
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	2,425,000	2,688,161
Oak Grove School District GO, Capital Appreciation, Election of 2008, Series B-1, Pre-Refunded, zero cpn., 6/01/41	36,240,000	8,036,945
Oak View USD, GO, San Joaquin County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/49	1,895,000	2,003,659
Oakland GO, Series B, Pre-Refunded, 6.25%, 1/15/39	10,045,000	10,177,393
Oakland USD Alameda County GO, Election of 2006, Series A, Pre-Refunded, 6.125%, 8/01/29	7,225,000	7,488,568
Oceanside USD,
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	4,828,405
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	3,423,502
GO, San Diego County, Refunding, 5.00%, 8/01/48	12,000,000	13,276,560
Ontario-Montclair School District GO, San Bernardino County, Election of 2016, Series A, 5.00%, 8/01/46	11,765,000	13,237,743
Orange County Sanitation District Revenue, Wastewater, Refunding, Series A, 5.00%, 2/01/36	8,350,000	9,490,359
Orange County Water District Revenue COP,
Series B, NATL Insured, ETM, 5.00%, 8/15/28	13,740,000	16,064,808
Series B, NATL Insured, ETM, 5.00%, 8/15/34	3,305,000	3,947,426
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/15/34	4,140,000	5,132,234
Orange Special Tax, CFD No. 06-1, Del Rio Public Improvements, Refunding, AGMC Insured, 5.00%, 10/01/40	7,500,000	8,226,975
Oxnard School District GO, Ventura County, Election of 2012, Series C, BAM Insured, 4.00%, 8/01/44	10,755,000	11,036,028
Palomar Community College District GO,
Capital Appreciation, Election of 2006, Series B, zero cpn. to 8/01/25, 6.20% thereafter, 8/01/39	69,410,000	67,930,179
Election of 2006, Series C, 5.00%, 8/01/44.	35,120,000	39,868,575
Palomar Health Revenue, Refunding, AGMC Insured, 5.00%, 11/01/47	35,000,000	38,737,300
Palomar Pomerado Health COP, Pre-Refunded, 6.75%, 11/01/39	30,000,000	31,598,100
Palomar Pomerado Health GO,
Capital Appreciation, Election of 2004, Series A, Assured Guaranty, zero cpn. to 8/01/19, 7.00% thereafter, 8/01/38	36,000,000	44,442,360
Capital Appreciation, Election of 2004, Series A, zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	69,774,000
Paramount USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/43	32,000,000	7,256,960
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48	28,000,000	4,248,440
GO, Los Angeles County, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	12,009,425
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/48	2,450,000	2,680,251
Pasadena Electric Revenue, Refunding, Series A, 4.00%, 6/01/46	22,625,000	23,194,924

26	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Patterson Joint USD,
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/22	$1,900,000	$1,727,518
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/23	1,985,000	1,745,470
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/24	2,075,000	1,760,389
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/25	2,170,000	1,772,999
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/26	2,265,000	1,778,772
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,213,800
Perris SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	17,060,619
Perris UHSD, GO, Riverside County, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42	5,000,000	5,482,350
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, Pre-Refunded, 5.50%, 9/01/46	9,980,000	10,978,699
Placentia-Yorba Linda USD,
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/43	27,955,000	10,007,890
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/46	89,200,000	26,966,052
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/49	85,000,000	22,306,550
Pleasanton USD, COP, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	4,000,000	4,229,360
Pomona USD,
GO, Election of 2008, Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	17,258,400
GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/33	5,675,000	5,838,894
Poway RDA Successor Agency Tax Allocation,
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/31	10,180,000	12,170,597
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/32	11,215,000	13,500,841
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 6/15/33	5,835,000	7,269,185
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding, Series B, zero cpn., 8/01/46	45,000,000	13,290,750
The Regents of the University of California Revenue,
General, Refunding, Series AZ, 5.00%, 5/15/48	25,000,000	28,544,000
Limited Project, Refunding, Series O, 5.00%, 5/15/48	20,000,000	22,641,200
Limited Project, Refunding, Series O, 5.00%, 5/15/58	10,000,000	11,259,300
Rialto USD,
GO, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn., 6/01/19	1,655,000	1,633,915
GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/41	27,000,000	25,999,380
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.875%, 8/01/37	24,000,000	24,702,960
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn., 8/01/35	10,000,000	5,280,800
Ripon USD,
GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, 5.00%, 8/01/42	2,315,000	2,575,623
GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, 5.00%, 8/01/42	705,000	767,604
Riverside County Asset Leasing Corp. Leasehold Revenue,
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn., 6/01/23	14,160,000	12,449,189
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn., 6/01/24	13,005,000	11,017,316

franklintempleton.com	Semiannual Report	27

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Riverside County SFMR,
Capital Appreciation, Mortgage, Series A, GNMA Secured, ETM, zero cpn., 11/01/20	$25,055,000	$23,778,197
Capital Appreciation, Mortgage, Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	23,372,914
Riverside County Transportation Commission Sales Tax Revenue, Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/39	11,000,000	12,626,350
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	10,987,000
Riverside Electric Revenue,
Issue D, AGMC Insured, 5.00%, 10/01/33	10,000,000	10,145,700
Issue D, AGMC Insured, 5.00%, 10/01/38	4,695,000	4,761,763
Issue D, Pre-Refunded, AGMC Insured, 5.00%, 10/01/38	615,000	615,000
Refunding, Series A, 5.00%, 10/01/43	11,535,000	12,716,415
Riverside Sewer Revenue, Refunding, Series A, 5.00%, 8/01/40	25,000,000	27,627,250
RNR School Financing Authority Special Tax, CFD No. 92-1, Subordinate, Refunding, Series A, BAM Insured, 5.00%, 9/01/36	11,145,000	12,394,800
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, Pre-Refunded, 7.00%, 9/01/39	8,865,000	9,280,768
Rocklin USD,
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/25	8,160,000	6,789,528
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/26	8,695,000	6,961,391
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/27	9,080,000	6,956,279
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/28	16,615,000	12,160,851
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment Project, Series R, NATL Insured, ETM, 5.00%, 8/01/37	1,380,000	1,381,932
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	5,000	5,013
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,635,450
Sacramento City USD, GO, Election of 2012, Measure Q, Series E, 4.00%, 5/01/47	20,000,000	20,478,000
Sacramento County Airport System Revenue,
Senior, 5.00%, 7/01/40	9,000,000	9,437,220
Senior, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,218,700
Subordinate, Refunding, Series B, 5.00%, 7/01/41	9,000,000	10,064,070
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County Sanitation District, Refunding, Series A, 5.00%, 12/01/44	25,000,000	27,875,250
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	24,009,733
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%, 9/01/30	5,435,000	5,858,930
San Bernardino Community College District GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/48	66,390,000	18,271,856
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	13,045,000	13,083,352
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22	13,100,000	10,736,498
San Buenaventura Public Facilities Financing Authority Wastewater Revenue,
Series C, 5.00%, 1/01/39	8,500,000	9,388,845
Series C, 5.00%, 1/01/44	10,840,000	11,951,317
San Buenaventura Public Facilities Financing Authority Water Revenue, Series C, 5.00%, 1/01/44	8,555,000	9,432,059
San Diego Community College District GO, Capital Appreciation, Election of 2002, zero cpn. to 8/01/19, 6.00% thereafter, 8/01/33	26,880,000	31,711,949
San Diego County COP, The Salk Institute for Biological Studies, Pre-Refunded, 5.125%, 7/01/40	15,000,000	15,829,650
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,227,282
Subordinate, Refunding, Series A, 5.00%, 7/01/27	11,565,000	12,145,216

28	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Diego County Regional Transportation Commission Sales Tax Revenue,
Refunding, Series A, 5.00%, 4/01/48	$25,000,000	$28,227,250
Series A, 5.00%, 4/01/44	54,915,000	61,119,846
Series A, 5.00%, 4/01/48	20,000,000	22,216,600
San Diego USD,
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/21	12,160,000	11,481,715
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/22	8,440,000	7,746,823
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/23	11,120,000	9,910,700
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	104,505,000	120,220,462
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/48	29,840,000	23,377,850
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	48,756,770
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Refunding, Series R-2, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	64,097,670
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/40	56,510,000	64,102,684
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/45	34,370,000	38,852,879
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series G, 5.00%, 7/01/40	13,000,000	14,746,680
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series I, 4.00%, 7/01/47	40,000,000	41,189,600
San Francisco BART District GO, Election of 2016, Refunding, Series A-1, 5.00%, 8/01/47	15,000,000	17,311,500
San Francisco City and County Airport Commission International Airport Revenue,
Refunding, Second Series, Series D, 5.00%, 5/01/43	185,000,000	206,300,900
Refunding, Second Series, Series D, 5.00%, 5/01/48	167,000,000	185,511,950
Refunding, Second Series, Series D, 5.25%, 5/01/48	120,000,000	136,441,200
Refunding, Second Series, Series E, 5.00%, 5/01/48	50,000,000	56,362,500
Refunding, Series B, 5.00%, 5/01/47	65,375,000	73,050,025
Second Series, Series B, 5.00%, 5/01/44	31,000,000	34,179,980
Second Series, Series B, 5.00%, 5/01/46	12,500,000	13,669,000
San Francisco City and County Public Utilities Commission Wastewater Revenue, Series B, 5.00%, 10/01/43	16,475,000	18,901,767
San Francisco City and County Public Utilities Commission Water Revenue,
Refunding, Series A, 5.00%, 11/01/36	5,000,000	5,637,550
Sub-Series A, 5.00%, 11/01/36	23,490,000	25,606,684
Sub-Series A, 5.00%, 11/01/41	5,800,000	6,266,668
Sub-Series A, 5.00%, 11/01/43	71,735,000	77,737,067
San Francisco City and County RDA Successor Agency Tax Allocation, Transbay Infrastructure Projects, third lien, Series B, AGMC Insured, 5.00%, 8/01/46	10,000,000	11,195,000
San Gabriel USD,
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 8/01/26	3,530,000	2,832,754
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 2/01/27	1,850,000	1,451,899
San Jacinto USD,
COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,587,406
COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	12,629,040
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	10,304,575
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	102,971,667
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	138,291,036
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	157,806,196
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	140,395,033

franklintempleton.com	Semiannual Report	29

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, (continued)
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	$141,024,000	$140,688,363
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	5,700,000	4,895,616
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/28	33,545,000	25,797,782
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/29	37,050,000	27,361,795
senior lien, Refunding, Series A, 5.00%, 1/15/44	125,000,000	135,125,000
senior lien, Refunding, Series A, 5.00%, 1/15/50	430,000,000	463,325,000
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/41	10,000,000	11,092,500
Refunding, Series A, 5.00%, 3/01/47	20,000,000	21,940,400
Refunding, Series B, 5.00%, 3/01/47	10,000,000	11,177,500
San Jose Financing Authority Lease Revenue, Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	20,925,726
San Jose GO,
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,626,796
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,873,946
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	35,267,049
San Jose Special Hotel Tax Revenue,
Convention Center Expansion and Renovation Project, 6.50%, 5/01/36	10,000,000	11,064,800
Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	11,064,800
San Jose USD,
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/27	7,105,000	5,653,591
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/29	7,105,000	5,247,114
San Juan USD,
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/26	15,825,000	12,058,017
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/27	18,605,000	14,415,712
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/28	19,470,000	14,500,867
San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Refunding, Series A, BAM Insured, 5.00%, 9/01/37	10,000,000	11,082,100
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	17,310,150
San Marcos School Financing Authority Lease Revenue, AGMC Insured, Pre-Refunded, 5.00%, 8/15/40	15,635,000	16,550,429
San Marino USD, GO, Los Angeles County, Capital Appreciation, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25	6,080,000	5,110,909
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn. to 12/15/19, 5.00% thereafter, 12/15/43	11,535,000	12,559,885
GO, Capital Appreciation, Election of 2000, Series B, NATL Insured, zero cpn., 9/01/22	5,000,000	4,591,400
Sanger Financing Authority Wastewater Revenue,
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/35	2,360,000	2,571,975
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/43	3,225,000	3,485,225
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,166,422
Sanger USD, GO, Fresno County, Election of 2016, Series A, BAM Insured, 4.00%, 8/01/41	10,000,000	10,261,800
Santa Ana CRDA Tax Allocation,
Merged Project Area, Refunding, Series A, 6.25%, 9/01/24	7,005,000	7,697,794
Merged Project Area, Refunding, Series A, 6.75%, 9/01/28	13,500,000	14,925,870
Santa Ana USD, COP, Financing Project, Capital Appreciation, AGMC Insured, zero cpn., 4/01/24	14,245,000	11,541,299
Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	1,500,000	1,532,085
Santa Cruz County RDA Tax Allocation,
Live Oak/Soquel Community Improvement Project Area, Series A, Pre-Refunded, 7.00%, 9/01/36	5,000,000	5,234,500
Refunding, Series A, BAM Insured, 5.00%, 9/01/35	20,000,000	22,560,200

30	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Santa Maria Joint UHSD, GO, Santa Barbara and San Luis Obispo Counties, Election of 2004, 4.00%, 8/01/37	$14,230,000	$14,571,520
Santa Paula Utility Authority Wastewater Enterprise Revenue,
Series A, 5.00%, 2/01/45	16,495,000	18,173,696
Series A, 5.00%, 2/01/50	21,050,000	23,040,698
Santee School District COP, Capital Improvement Project, Assured Guaranty, Pre-Refunded, 5.50%, 10/01/48	15,460,000	15,460,000
Saugus/Hart School Facilities Financing Authority Lease Revenue,
Series A, AGMC Insured, 5.00%, 9/01/35	2,000,000	2,088,620
Series A, AGMC Insured, 5.00%, 9/01/40	1,500,000	1,566,465
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A, AGMC Insured, zero cpn., 8/01/42	49,000,000	17,270,540
Semitropic ID of Semitropic Water Storage District Revenue, second lien, Refunding, Series A, AGMC Insured, 5.00%, 12/01/45	10,000,000	10,949,400
Snowline Joint USD, COP, Refinancing Project, Assured Guaranty, Pre-Refunded, 5.00%, 9/01/34	13,390,000	13,782,595
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	12,366,467
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/33	17,500,000	20,465,200
Southern California Water Replenishment District Revenue COP, Pre-Refunded, 5.00%, 8/01/41	22,870,000	24,893,538
Southern Mono Health Care District GO,
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/28	2,340,000	1,657,305
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/29	2,440,000	1,645,634
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/30	2,550,000	1,639,242
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/31	2,660,000	1,628,718
Southwestern Community College District GO, Election of 2008, Series D, 5.00%, 8/01/44	10,000,000	11,246,300
Stanislaus USD,
GO, Election of 2008, Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,256,293
GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	3,400,000	3,687,946
Sulphur Springs USD,
COP, AGMC Insured, ETM, 6.50%, 12/01/37	2,925,000	3,227,738
COP, Refunding, AGMC Insured, 6.50%, 12/01/37	11,390,000	13,925,642
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	10,000,000	10,982,400
Trabuco Canyon PFA Special Tax Revenue, Refunding, Series C, AGMC Insured, 6.10%, 7/01/19	890,000	916,495
Truckee PFA Tax Allocation Revenue,
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.00%, 9/01/30	1,255,000	1,316,621
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.375%, 9/01/37	5,000,000	5,279,400
Tulare County Board of Education COP,
Capital Improvement Projects, BAM Insured, 5.375%, 5/01/33	3,185,000	3,522,196
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/38	8,305,000	9,213,484
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/43	10,855,000	12,042,428
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	2,125,000	2,252,330
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.25%, 9/01/39	3,250,000	3,459,950
Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency Response Facilities and Services, Pre-Refunded, 6.00%, 8/01/44	10,710,000	11,291,767
Union Elementary School District GO,
Santa Clara County, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn., 9/01/24	2,000,000	1,727,720
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/25	5,500,000	4,597,285
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/26	5,850,000	4,716,504

franklintempleton.com	Semiannual Report	31

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48	$75,000,000	$81,693,750
Refunding, Series L, 5.00%, 5/15/47	49,575,000	54,928,604
University of California Revenue,
Limited Project, Refunding, Series I, 5.00%, 5/15/40	22,990,000	25,878,004
Limited Project, Refunding, Series I, 5.00%, 5/15/50	25,420,000	28,434,812
Limited Project, Series M, 5.00%, 5/15/47	88,000,000	98,859,200
Refunding, Series AR, 5.00%, 5/15/41	13,760,000	15,462,112
Refunding, Series AY, 5.00%, 5/15/36	22,540,000	25,940,835
Refunding, Series AY, 5.00%, 5/15/37	14,000,000	16,032,240
Upland COP,
San Antonio Community Hospital, Pre-Refunded, 6.50%, 1/01/41	34,130,000	37,566,550
San Antonio Regional Hospital, Refunding, 5.00%, 1/01/47	14,400,000	15,771,168
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45	62,900,000	19,454,970
Val Verde USD,
COP, Riverside County, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,097,782
GO, Riverside County, Convertible Capital Appreciation, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn. to 7/31/22, 6.125% thereafter, 8/01/34	1,000,000	1,046,180
GO, Riverside County, Election of 2012, Refunding, Series B, BAM Insured, 5.00%, 8/01/44	15,000,000	16,624,800
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	3,730,000	3,742,346
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19	295,000	295,077
Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/34	28,350,000	29,110,630
Vista RDA Successor Agency Tax Allocation, Vista Redevelopment Project, Refunding, Series B-1, AGMC Insured, 5.00%, 9/01/37	3,020,000	3,329,097
Vista USD,
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 8/01/26	7,150,000	5,658,582
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 2/01/27	4,795,000	3,769,350
Washington Township Health Care District GO, Series B, 5.00%, 8/01/45	15,000,000	16,634,550
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	11,000,000	11,483,340
West Contra Costa USD, GO, Contra Costa County, Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,573,250
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 6.50%, 8/01/41	4,000,000	4,512,880
West Sacramento Area Flood Control Agency Assessment Revenue,
5.25%, 9/01/41	9,030,000	9,734,069
AGMC Insured, 5.00%, 9/01/40	3,000,000	3,309,000
AGMC Insured, 5.00%, 9/01/45	7,500,000	8,233,650
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	4,940,000	5,623,795
Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,077,090
Western Riverside Water and Wastewater Financing Authority Revenue,
Eastern Municipal Water District ID, Assured Guaranty, 5.50%, 9/01/34	1,750,000	1,804,355
Eastern Municipal Water District ID, Assured Guaranty, 5.625%, 9/01/39	2,500,000	2,580,450
Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/34	18,980,000	19,489,233
Wiseburn School District GO,
Los Angeles County, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/40	9,215,000	9,867,330
Los Angeles County, Election of 2010, Series B, AGMC Insured, Pre-Refunded, 5.625%, 5/01/41	10,000,000	11,041,900

		14,410,571,758

32	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories 0.8%
Puerto Rico 0.8%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	$6,210,000	$6,293,338
Asset-Backed, Refunding, 5.625%, 5/15/43	16,000,000	16,205,920
[a]Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	9,475,000	2,013,438
[a]Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	20,000,000	13,150,000
Refunding, Series A, 5.00%, 7/01/42	24,000,000	15,780,000
Series A, 7.00%, 7/01/33	50,000,000	33,000,000
Series WW, 5.00%, 7/01/28	12,030,000	7,909,725
Series WW, 5.25%, 7/01/33	32,250,000	21,204,375
Series XX, 5.25%, 7/01/40	14,000,000	9,205,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,800,000	5,662,250

		130,424,046

Total Municipal Bonds before Short Term Investments (Cost $13,313,537,711)		14,540,995,804

Short Term Investments 1.5%

Municipal Bonds 1.5%
California 1.5%
[b]Irvine 1915 Act Special Assessment,
Limited Obligation Improvement, AD No. 94-13, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.30%, 9/02/22	14,086,000	14,086,000
Limited Obligation Improvement, AD No. 97-16, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.30%, 9/02/22	15,600,000	15,600,000
[b]Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put, 1.35%, 10/01/41	900,000	900,000
[b]Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, Subseries A-4, SPA Bank of America, Daily VRDN and Put, 1.34%, 7/01/35	33,600,000	33,600,000
Power System, Refunding, Series B, Subseries B-6, SPA TD Bank NA, Daily VRDN and Put, 1.33%, 7/01/34	41,400,000	41,400,000
Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and Put, 1.35%, 7/01/35	31,100,000	31,100,000
[b]The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA Citibank, Daily VRDN and Put, 1.33%, 7/01/35	56,900,000	56,900,000

franklintempleton.com	Semiannual Report	33

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
California (continued)
[b]University of California Revenue, General, Refunding, Series AL, Daily VRDN and Put, 1.38%, 5/15/48	$25,000,000	$25,000,000

Total Short Term Investments (Cost $218,586,000)		218,586,000

Total Investments (Cost $13,532,123,711) 98.9%		14,759,581,804
Other Assets, less Liabilities 1.1%		161,909,011

Net Assets 100.0%		$14,921,490,815

See Abbreviations on page 45.

aSee Note 7 regarding defaulted securities.

bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Financial Statements

Statement of Assets and Liabilities

September 30, 2018 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$13,532,123,711

Value - Unaffiliated issuers	$14,759,581,804
Cash	797,986
Receivables:
Capital shares sold	18,242,210
Interest	163,879,351
Other assets	5,857

Total assets	14,942,507,208

Liabilities:
Payables:
Capital shares redeemed	11,215,667
Management fees	5,490,673
Distribution fees	3,456,266
Transfer agent fees	638,448
Accrued expenses and other liabilities	215,339

Total liabilities	21,016,393

Net assets, at value	$14,921,490,815

Net assets consist of:
Paid-in capital	$14,412,769,249
Total distributable earnings (loss)	508,721,566

Net assets, at value	$14,921,490,815

Class A:
Net assets, at value	$19,211,858

Shares outstanding	2,654,075

Net asset value per share[a]	$7.24

Maximum offering price per share (net asset value per share ÷ 95.75%)	$7.56

Class A1:
Net assets, at value	$11,798,389,253

Shares outstanding	1,631,705,396

Net asset value per share[a]	$7.23

Maximum offering price per share (net asset value per share ÷ 95.75%)	$7.55

Class C:
Net assets, at value	$1,413,885,183

Shares outstanding	195,927,556

Net asset value and maximum offering price per share[a]	$7.22

Class R6:
Net assets, at value	$95,794,553

Shares outstanding	13,265,652

Net asset value and maximum offering price per share	$7.22

Advisor Class:
Net assets, at value	$1,594,209,968

Shares outstanding	220,861,774

Net asset value and maximum offering price per share	$7.22

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended September 30, 2018 (unaudited)

Investment income:
Interest:
Unaffiliated issuers	$ 313,408,824

Expenses:
Management fees (Note 3a)	33,407,361
Distribution fees: (Note 3c)
Class A	795
Class A1	5,703,748
Class C	4,798,056
Transfer agent fees: (Note 3e)
Class A	155
Class A1	3,107,296
Class C	381,081
Class R6	12,312
Advisor Class	410,844
Custodian fees (Note 4)	64,787
Reports to shareholders	117,086
Registration and filing fees	72,223
Professional fees	314,242
Trustees’ fees and expenses	72,824
Other	229,772

Total expenses	48,692,582
Expense reductions (Note 4)	(17,170)
Expenses waived/paid by affiliates (Note 3f)	(1,791)

Net expenses	48,673,621

Net investment income	264,735,203

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	24,061,306

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(187,511,377)

Net realized and unrealized gain (loss)	(163,450,071)

Net increase (decrease) in net assets resulting from operations	$ 101,285,132

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 264,735,203	$ 546,734,003
Net realized gain (loss)	24,061,306	(354,828,173)
Net change in unrealized appreciation (depreciation)	(187,511,377)	222,438,228

Net increase (decrease) in net assets resulting from operations	101,285,132	414,344,058

Distributions to shareholders: (Note 1c)
Class A1	(213,751,808)	(446,567,107)
Class M	(45)	(30)
Class C	(22,193,120)	(48,932,320)
Class R6	(1,623,147)	(658,554)
Advisor Class	(28,863,120)	(57,924,101)

Total distributions to shareholders	(266,431,240)	(554,082,112)

Capital share transactions: (Note 2)
Class A	19,205,495	—
Class A1	(225,625,664)	(160,991,115)
Class M	(4,920)	5,000
Class C	(97,977,114)	(117,971,740)
Class R6	11,292,388	86,850,620
Advisor Class	38,962,184	124,798,723

Total capital share transactions	(254,147,631)	(67,308,512)

Net increase (decrease) in net assets	(419,293,739)	(207,046,566)
Net assets:
Beginning of period	15,340,784,554	15,547,831,120

End of period (Note 1c)	$14,921,490,815	$15,340,784,554

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

Class M was closed to investors effective at the close of market June 8, 2018.

Effective September 10, 2018, Class A shares were renamed A1, and the Fund began offering a new class of shares, Class A. Class A1 shares are only offered to existing Class A1 shareholders.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2018, the Fund has

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.

Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

*Effective with the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statements of Changes in Net Assets, therefore prior period amounts are presented below.

For the year ended March 31, 2018, distributions to shareholders were as follows:

Distributions from net investment income:
Class A1	$(446,567,107)
Class M	(30)
Class C	(48,932,320)
Class R6	(658,554)
Advisor Class	(57,924,101)

For the year ended March 31, 2018, undistributed net investment income included in net assets was $37,087,757.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At September 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	September 30, 2018a, [b]		March 31, 2018c, [d]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	2,674,609	$19,353,750
Shares redeemed	(20,534)	(148,255)

Net increase (decrease)	2,654,075	$19,205,495

Class A1 Shares:
Shares sold	53,139,195	$387,130,267	131,096,653	$974,057,514
Shares issued in reinvestment of distributions	24,054,309	175,152,652	49,117,202	364,365,036
Shares redeemed	(108,143,825)	(787,908,583)	(202,019,054)	(1,499,413,665)

Net increase (decrease)	(30,950,321)	$(225,625,664)	(21,805,199)	$(160,991,115)

Class M Shares:
Shares sold	—	$—	675	$5,000
Shares redeemed	(675)	(4,920)	—	—

Net increase (decrease)	(675)	$(4,920)	675	$5,000

Class C Shares:
Shares sold	6,912,346	$50,280,023	23,485,863	$174,614,502
Shares issued in reinvestment of distributions	2,733,289	19,870,438	5,818,615	43,101,731
Shares redeemed	(23,116,048)	(168,127,575)	(45,273,541)	(335,687,973)

Net increase (decrease)	(13,470,413)	$(97,977,114)	(15,969,063)	$(117,971,740)

Class R6 Shares:
Shares sold	3,036,203	$22,110,339	12,489,223	$92,531,756
Shares issued in reinvestment of distributions	223,211	1,622,753	89,820	658,449
Shares redeemed	(1,711,228)	(12,440,704)	(861,577)	(6,339,585)

Net increase (decrease)	1,548,186	$11,292,388	11,717,466	$86,850,620

Advisor Class Shares:
Shares sold	28,318,133	$206,024,925	69,267,581	$514,241,679
Shares issued in reinvestment of distributions	3,269,054	23,765,823	6,419,698	47,539,621
Shares redeemed	(26,241,477)	(190,828,564)	(58,952,698)	(436,982,577)
Net increase (decrease)	5,345,710	$38,962,184	16,734,581	$124,798,723

aFor the period September 10, 2018 (effective date) to September 30, 2018, for Class A.

bClass M was closed to investors on June 8, 2018.

cFor the period January 25, 2018 (effective date) to March 31, 2018, for Class M.

dFor the period August 1, 2017 (effective date) to March 31, 2018, for Class R6.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended September 30, 2018, the annualized gross effective investment management fee rate was 0.440% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rates for each share class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class A1	0.10%
Class C	0.65%

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$420,238
CDSC retained	$130,124

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A and A1 shares. Further details are disclosed in the Fund’s Prospectus.

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended September 30, 2018, the Fund paid transfer agent fees of $3,911,688, of which $2,018,067 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% based on the average net assets of the class until September 30, 2019.

g. Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended September 30, 2018, these purchase and sale transactions aggregated $107,485,000 and $139,685,000, respectively.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2018, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

42	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At March 31, 2018, capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short Term	$289,951,988
Long Term	481,227,534

Total capital loss carryforwards	$771,179,522[a]

aIncludes $21,132,347 from the acquired Franklin California Insured Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations.

At September 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$13,545,036,692

Unrealized appreciation	$ 1,315,343,493
Unrealized depreciation	(100,798,381)

Net unrealized appreciation (depreciation)	$ 1,214,545,112

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2018, aggregated $1,081,480,996 and $1,359,492,419, respectively.

7. Defaulted Securities

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September 30, 2018, the aggregate value of these securities was $102,262,538, representing 0.7% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

8. Concentration of Risk

The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Credit Facility (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended September 30, 2018, the Fund did not use the Global Credit Facility.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

11. New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

On February 27, 2018, the Board approved an automatic conversion feature for Class C that will convert shareholders’ Class C shares into Class A shares after they have been held for 10 years. The conversion feature will become effective October 5, 2018. Further details are disclosed in the Fund’s Prospectus.

44	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio

1915 Act	Improvement Bond Act of 1915	IDR	Industrial Development Revenue
ABAG	The Association of Bay Area Governments	LOC	Letter of Credit
AD	Assessment District	MFHR	Multi-Family Housing Revenue
AGMC	Assured Guaranty Municipal Corp.	MTA	Metropolitan Transit Authority
AMBAC	American Municipal Bond Assurance Corp.	MUD	Municipal Utility District
BAM	Build America Mutual Assurance Co.	NATL	National Public Financial Guarantee Corp.
BART	Bay Area Rapid Transit	NATL RE	National Public Financial Guarantee Corp. Reinsured
CDA	Community Development Authority/Agency	PCFA	Pollution Control Financing Authority
CFD	Community Facilities District	PFA	Public Financing Authority
COP	Certificate of Participation	PFAR	Public Financing Authority Revenue
CRDA	Community Redevelopment Authority/Agency	RDA	Redevelopment Agency/Authority
ETM	Escrow to Maturity	SFMR	Single Family Mortgage Revenue
FGIC	Financial Guaranty Insurance Co.	SPA	Standby Purchase Agreement
FHA	Federal Housing Authority/Agency	SRF	State Revolving Fund
GNMA	Government National Mortgage Association	UHSD	Unified/Union High School District
GO	General Obligation	USD	Unified/Union School District
ID	Improvement District	XLCA	XL Capital Assurance

franklintempleton.com	Semiannual Report	45

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter

Franklin California Tax-Free Income Fund

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	1112 S 11/18

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12 (a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	November 27, 2018

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date	November 27, 2018